Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total finance leasing contracts	$ 1,905,554	$ 1,797,324
Unearned income finance leasing contracts	560,645	550,844
Net finance leasing contracts	1,344,909	1,246,481
Up to one month [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	13,793	29,177
Unearned income finance leasing contracts	7	1,310
Net finance leasing contracts	13,786	27,867
1 - 3 months [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	4,033	31,278
Unearned income finance leasing contracts	54	2,636
Net finance leasing contracts	3,979	28,642
3 months to 1 year [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	39,184	116,526
Unearned income finance leasing contracts	1,839	10,621
Net finance leasing contracts	37,345	105,905
1 - 3 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	263,280	257,976
Unearned income finance leasing contracts	23,286	31,491
Net finance leasing contracts	239,994	226,485
3 to 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	413,066	28,492
Unearned income finance leasing contracts	71,543	54,922
Net finance leasing contracts	341,523	229,998
More than 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	1,172,198	1,077,447
Unearned income finance leasing contracts	463,916	449,864
Net finance leasing contracts	$ 708,282	$ 627,584